Inventories and Consumables - Summary of Inventories and Consumables (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Classes of current inventories [abstract]
Handsets and other telecommunication products	¥ 2,005		¥ 2,163
Consumables	24		59
Others	210		209
Total	¥ 2,239	$ 344	¥ 2,431